OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 1,612	$ 1,250
Derivative assets	72	10
Securities - FVTOCI	86	121
Restricted cash	241	154
Inventory	877	507
Other	289	284
Total other non-current assets	3,177	2,326
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	164	175
Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 33	$ 31